Common Shares and Earnings Per Common Share	12 Months Ended
Nov. 30, 2019
Earnings Per Share [Abstract]
Common Shares and Earnings Per Common Share	Common Shares and Earnings Per Common Share
Basic and diluted earnings per share amounts were calculated by dividing net income by the weighted-average number of common shares outstanding. The numerators and denominators used to calculate basic and diluted earnings per share are as follows (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
Numerator for earnings per share:
Net income attributable to Jefferies Financial Group Inc. common shareholders	$959,593	$1,022,318	$167,351
Allocation of earnings to participating securities (1)	(5,576)	(5,107)	(610)
Net income attributable to Jefferies Financial Group Inc. common shareholders for basic earnings per share	954,017	1,017,211	166,741
Adjustment to allocation of earnings to participating securities related to diluted shares (1)	(5)	28	(14)
Mandatorily redeemable convertible preferred share dividends	5,103	—	—
Net income attributable to Jefferies Financial Group Inc. common shareholders for diluted earnings per share	$959,115	$1,017,239	$166,727

Denominator for earnings per share:
Weighted average common shares outstanding	297,796	337,817	358,482
Weighted average shares of restricted stock outstanding with future service required	(1,939)	(1,707)	(1,349)
Weighted average RSUs outstanding with no future service required	14,837	11,151	11,064
Denominator for basic earnings per share – weighted average shares	310,694	347,261	368,197
Stock options	—	7	24
Senior executive compensation plan awards	2,140	4,007	2,480
Mandatorily redeemable convertible preferred shares	4,198	—	—
Denominator for diluted earnings per share	317,032	351,275	370,701

(1)
Represents dividends declared during the period on participating securities plus an allocation of undistributed earnings to participating securities. Net losses are not allocated to participating securities. Participating securities represent restricted stock and RSUs for which requisite service has not yet been rendered and amounted to weighted average shares of 1,947,600, 1,724,800 and 1,401,000 for the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, respectively. Dividends declared on participating securities were $3.6 million during the twelve months ended November 30, 2019 and were not material during the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017. Undistributed earnings are allocated to participating securities based upon their right to share in earnings if all earnings for the period had been distributed.

For the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, shares related to the 3.875% Convertible Senior Debentures were not included in the computation of diluted per share amounts as the conversion price exceeded the average market price. All of these convertible debentures were redeemed in January 2018. 4,162,200 shares related to the mandatorily redeemable convertible preferred shares for the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, were not included in the computation of diluted per share amounts as the effect was antidilutive.
Our Board of Directors from time to time has authorized the repurchase of our common shares. In January 2019, our Board of Directors approved a $500.0 million share repurchase authorization. Additionally, in connection with the HomeFed merger on July 1, 2019, our Board of Directors authorized the repurchase of an additional 9.25 million shares. During the twelve months ended November 30, 2019, we purchased a total of 25,926,388 of our common shares for an aggregate purchase price of $506.2 million, or an average price of $19.52 per share. This includes 780,315 shares of the Company's common stock purchased, at a price of $21.03 per share, in connection with the sale of a hotel and restaurant in Telluride, Colorado that we owned, to the Company's Chairman and certain of his family trusts. In total, based on the closing price of Jefferies common shares at November 30, 2019, we have approximately $203.6 million available for future purchases.